Accounts and Other Payables	6 Months Ended
Sep. 30, 2024
Accounts and Other Payables [Abstract]
ACCOUNTS AND OTHER PAYABLES
11.	ACCOUNTS AND OTHER PAYABLES

	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)
Commission payables (note (a))	4,198,661	4,387,259
Other payables and accrued charges	547,384	522,314
Amount due to related company (note (c))	—	1,000,040
Note payable (note (b))	—	5,000,000
Consideration payables	201,729	201,729
Wages payables (note (d))	196,692	397,647
Total	5,144,466	11,508,989

Note:

(a)	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided.

(b)	On March 23, 2024, the Company issued a note to an independent third party of amounted US$5 million, interest bearing at 5% p.a., matured within 3 months. The noted is settled on June 25, 2024.

(c)	The amount due to related company is unsecured, interest-free and repayable on demand.

(d)	The wages payable were the wages payables to the director of the Company. Other payables are non-interest-bearing and are expected to be settled within one year.